Net interest income - Geographical areas and product group (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net interest income
Interest income	kr 2,719	kr 4,108	kr 6,357
Lending to Swedish exporters
Net interest income
Interest income	1,596	1,921	1,954
Lending to exporters' customers
Net interest income
Interest income	932	1,229	1,784
Remuneration from the CIRR-system	197	196
Liquidity
Net interest income
Interest income	191	958	2,619
Sweden
Net interest income
Interest income	863	1,223	1,281
Europe except Sweden
Net interest income
Interest income	(944)	(166)	1,340
Countries outside of Europe
Net interest income
Interest income	kr 2,800	kr 3,051	kr 3,736